Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

10. Discontinued Operations

During the fourth quarter of 2015, the Company sold its rights to its commercial products Abstral® (fentanyl) Sublingual Tablets and Zuplenz® (ondansetron) Oral Soluble Film.

The following table presents amounts related to the discontinued operations in the balance sheets (in thousands):

	June 30, 2017	December 31, 2016
Carrying amounts of current assets of discontinued operations:
Accounts receivable	$189	$813

Total current assets of discontinued operations	189	813

Carrying amounts of current liabilities of discontinued operations:
Accounts payable	$122	$3,115
Accrued expenses and other current liabilities	8,248	2,944

Total current liabilities of discontinued operations	$8,370	$6,059

The following table represents the components attributable to the commercial operations that are presented in the condensed consolidated statements of operations as discontinued operations (in thousands):

	Three Months Ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Additional channel obligations	(105)	(656)	$(428)	$(1,666)
Selling, general, and administrative	(897)	(2,233)	(2,510)	(4,614)
Settlements associated with USAO NJ and DOJ and the qui tam action (Note 5)	(300)	—	(7,800)	—

Loss from discontinued operations	$(1,302)	$(2,889)	$(10,738)	$(6,280)

Additional channel obligations included in discontinued operations is comprised of larger than anticipated returns of product expiring throughout 2016 and rebates of Abstral sales for which we are responsible through the end of the first quarter of 2016. The increase in returns and rebates was driven by larger than expected volumes through these returns and rebate channels and additional price protection provisions over which the Company has no control.

Selling, general and administrative expense included in discontinued operations consists of all other expenses of our commercial operations that were required in order to market and sell our marketed products prior to our sales of the rights to these commercial products. These expenses include all personnel related costs, marketing, data, consulting, legal, and other outside services necessary to support the commercial operations. During the three and six months ended June 30, 2017 and 2016, the majority of the costs incurred in selling, general, and administrative expense in discontinued operations related to legal fees from external counsel associated with the Company’s cooperation with the USAO NJ and DOJ’s investigation of the sales and marketing practices of Abstral. The settlement recorded in the second quarter of 2017 relates to the oral agreement with the attorneys for the relator in the qui tam action to settle the statutorily mandated attorney fees award. These legal proceedings are disclosed in Note 5 and Part II, Item 1. On August 7, 2017, the Company entered into an oral settlement, which will be used to enter into a written settlement agreement, with the primary D&O liability insurance carrier regarding reimbursement of these attorneys’ fees. Under the settlement, the Company would receive a payment of $685,000 to reimburse the prior payments of the attorneys’ fees as well as such insurance carrier will advance the attorneys’ fees of four former employees who are incurring attorneys fees as a result of the USAO NJ and DOJ investigation from May 1, 2017 forward.

15. Discontinued Operations

As part of the Company’s strategic objective to focus its resources on its development pipeline, our management and Board of Directors decided and committed to pursue a plan to sell or otherwise divest the Company’s commercial business during the third quarter of 2015. The Company’s commercial business was comprised of two products: Abstral® (fentanyl) sublingual tablets and Zuplenz® (ondansetron) Oral Soluble Film. As described in Note 14, both products were sold in the fourth quarter of 2015.

The Company met the relevant criteria for reporting the commercial business as held for sale and in discontinued operations in the accompanying financial statements pursuant to FASB Topic 205-20, Presentation of Financial Statements—Discontinued Operations, and FASB Topic 360, Property, Plant, and Equipment. The Company assessed the commercial business net asset group for impairment pursuant to FASB Topic 360, as discussed in Note 1, determining that the carrying value exceeded the fair value of the assets, therefore the Company recorded a $8.1 million impairment charge as of September 30, 2015.

The Company entered into an agreement with a third party firm to assist the Company with the divestiture of its commercial operations including identifying potential acquirers. Pursuant to the terms of the agreement, in the event the Company successfully completed a divestiture through the sale of its commercial operations to a third-party, the Company paid a success fee to the third party firm in an amount of $0.9 million, reimbursement for reasonable out-of-pocket expenses and agreed to pay 5% of realized future revenue and payment streams.

The Company entered into compensatory arrangements related to the divestiture of our commercial business with certain members of commercial management. Under the terms of these arrangements, if the Company met certain sales and margin numbers in the fourth quarter of 2015 and successfully completed a divestiture through sale of its commercial operations to a third-party, the Company paid a retention fee to the three employees in a combined total amount equal to $352,000 or 3% of cash consideration received as upfront payment in the transactions. These employees will also receive severance payments equal to one month’s salary for between four and seven months. In addition to these compensatory agreements loss from discontinued operations includes one-time termination benefits provided to employees that were part of the commercial business and did not accept employment opportunities at the companies who purchased Abstral and Zuplenz.

The following table describes the net proceeds from the sale and the assets and liabilities sold, net of selling costs (in thousands):

	Sale of Abstral and related assets on November 19, 2015	Sale of Zuplenz and related assets on December 24, 2015
Net proceeds from sales
Total consideration	$8,348	$3,750
Less selling costs*	(815)	(1,050)

Proceeds from sale, net of selling costs	$7,533	$2,700

*	Note selling costs related to the sale of Zuplenz and related assets are included in accrued liabilities and were paid in the first quarter of 2016.

In addition to the upfront proceeds received from the sale of Abstral and Zuplenz and their related assets, the Company is eligible to receive up to $30 million in future milestone payments based on future net revenue of the products. The additional consideration will be recognized in the period that the net revenue milestones are achieved.

The following table presents a reconciliation of the carrying amounts of assets and liabilities of the commercial operations to assets held for sale in the balance sheets (in thousands):

	2016	2015
Carrying amounts of assets included as part of discontinued operations:
Accounts receivable	$813	$392

Total current assets of discontinued operations	$813	$392

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	$3,115	$1,491
Accrued expenses and other current liabilities	2,944	4,434

Total current liabilities of discontinued operations	$6,059	$5,925

The following table represents the components attributable to the commercial business in 2016, 2015, and 2014 that are presented in the consolidated statements of comprehensive loss as discontinued operations (in thousands):

	2016	2015	2014
Net revenue	$—	$9,734	$9,319
Cost of revenue	—	(1,780)	(1,403)
Additional channel obligations	(2,886)	—	—
Amortization of certain acquired intangible assets	—	(921)	(440)
Research and development	—	(355)	(680)
Selling, general, and administrative	(9,562)	(17,655)	(15,118)
Impairment charge form classification as held for sale	—	(8,071)	—
Loss on sale of commercial business assets	—	(4,549)	—
Severance and exit costs	—	(1,349)	—

Loss from discontinued operations	$(12,448)	$(24,946)	$(8,322)

Additional channel obligations included in discontinued operations in 2016 is comprised of larger than anticipated rebates of Abstral sales for which we were responsible through the end of the first quarter of 2016. The increase in rebates was driven by larger than expected volumes through these rebate channels and additional price protection provisions over which the Company has no control and was partially offset by lower than expected patient assistance program reimbursement.

Selling, general and administrative expense included in discontinued operations consists of all other expenses of our commercial operations that were required in order to market and sell our marketed products prior to our sales of the rights to these commercial products. These expenses include all personnel related costs, marketing, data, consulting, legal, and other outside services necessary to support the commercial operations. During the year ended December 31, 2016 we incurred $9.2 million related to legal fees from external counsel associated with document production for the subpoenas related to the sales and marketing practices of Abstral. See Note 6 for further disclosures related to these legal proceedings.